ING Partners, Inc.
ING PIMCO Total Return Portfolio
ING American Century Small-Mid Cap Value Portfolio

Supplement dated January 19, 2007 to the
Service Class (“S Class”) and Adviser Class (“ADV Class”)
Prospectus and the Initial Class (“I Class”) Prospectus,
Each dated April 28, 2006

Effective January 1, 2007 ING Funds Services, LLC (“IFS”), ING PIMCO Total Return Portfolio’s administrator, added breakpoints that lowered that Portfolio’s administrative fee.  Also, effective January 1, 2007 Directed Services, LLC (“DSL”), ING American Century Small-Mid Cap Value Portfolio’s investment adviser, implemented an expense limitation.

Effective immediately, the Prospectuses are hereby revised as follows:

ING PIMCO Total Return Portfolio

S Class and ADV Class

1.                                       The information relating to ING PIMCO Total Return Portfolio in the table entitled “S Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Example” under the section entitled “Portfolio Fees and Expenses” beginning on page 56, is hereby deleted and replaced with the following:

			Other Expenses
Portfolio	Management Fee	Distribution (12B-1) Fees	Admin. Services Fee(2)	Shareholder Services Fee	Total Operating Expenses	Waivers, Reimbursements and Recoupments	Net Operating Expenses
ING PIMCO Total Return	0.50%	—	0.21%	0.25%	0.96%	—	0.96%

Example

Portfolio	1 Year	3 Years	5 Years	10 Years
ING PIMCO Total Return	$98	$306	$531	$1,178

2.                                       The information relating to ING PIMCO Total Return Portfolio in the table entitled “ADV Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Example” under the section entitled “Portfolio Fees and

Expenses” beginning on page 59, is hereby deleted and replaced with the following:

			Other Expenses
Portfolio	Management Fee	Distribution (12B-1) Fees	Admin. Services Fee(2)	Shareholder Services Fee	Total Operating Expenses	Waivers, Reimbursements and Recoupments	Net Operating Expenses
ING PIMCO Total Return	0.50%	0.25%	0.21%	0.25%	1.21%	—	1.21%

Example

Portfolio	1 Year	3 Years	5 Years	10 Years
ING PIMCO Total Return	$123	$384	$665	$1,466

I Class

1.                                       The information relating to ING PIMCO Total Return Portfolio in the table entitled “I Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Example” under the section entitled “Portfolio Fees and Expenses” beginning on page 55, is hereby deleted and replaced with the following:

			Other Expenses
Portfolio	Management Fee	Distribution (12B-1) Fees	Admin. Services Fee(2)	Shareholder Services Fee	Total Operating Expenses	Waivers, Reimbursements and Recoupments	Net Operating Expenses
ING PIMCO Total Return	0.50%	—	0.21%	—	0.71%	—	0.71%

Example

Portfolio	1 Year	3 Years	5 Years	10 Years
ING PIMCO Total Return	$73	$227	$395	$883

ING American Century Small-Mid Cap Value Portfolio

S Class and ADV Class

1.                                       The information relating to ING American Century Small-Mid Cap Value Portfolio in the table entitled “S Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Example” under the section entitled “Portfolio Fees and Expenses” beginning on page 56, is hereby deleted and replaced with the following:

			Other Expenses
Portfolio	Management Fee	Distribution (12B-1) Fees	Admin. Services Fee(2)	Shareholder Services Fee	Total Operating Expenses	Waivers, Reimbursements and Recoupments		Net Operating Expenses
ING American Century Small-Mid Cap Value	1.00%	—	0.25%	0.25%	1.50%	(0.23	)%(6)	1.27%

2.                                       Footnote 6 on page 57 following the table beginning on page 56 in the section entitled “Portfolio Fees and Expenses” is hereby revised as follows:

(6)           DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of December 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.06%. Based upon the net assets as of May 31, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if DSL elects to renew it.

Example

Portfolio	1 Year	3 Years	5 Years	10 Years
ING American Century Small-Mid Cap Value	$129	$452	$797	$1,771

3.                                       The information relating to ING American Century Small-Mid Cap Value Portfolio in the table entitled “ADV Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Example” under the section entitled “Portfolio Fees and Expenses” beginning on page 59, is hereby deleted and replaced with the following:

			Other Expenses
Portfolio	Management Fee	Distribution (12B-1) Fees	Admin. Services Fee(2)	Shareholder Services Fee	Total Operating Expenses	Waivers, Reimbursements and Recoupments		Net Operating Expenses
ING American Century Small-Mid Cap Value	1.00%	0.25%	0.25%	0.25%	1.75%	(0.23	)%(6)	1.52%

4.                                       Footnote 6 on page 59 following the table on page 59 in the section entitled “Portfolio Fees and Expenses” is hereby revised as follows:

(6)                                  DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of December 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.06%. Based upon the net assets as of May 31, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if DSL elects to renew it.

Example

Portfolio	1 Year	3 Years	5 Years	10 Years
ING American Century Small-Mid Cap Value	$155	$529	$927	$2,043

I Class

1.                                       The information relating to ING American Century Small-Mid Cap Value Portfolio in the table entitled “I Class Shares Annual Portfolio Operating Expenses(1)” and the corresponding “Example” under the section entitled “Portfolio Fees and Expenses” beginning on page 55, is hereby deleted and replaced with the following:

			Other Expenses
Portfolio	Management Fee	Distribution (12B-1) Fees	Admin. Services Fee(2)	Shareholder Services Fee	Total Operating Expenses	Waivers, Reimbursements and Recoupments		Net Operating Expenses
ING American Century Small-Mid Cap Value	1.00%	—	0.25%	—	1.25%	(0.23	)%(5)	1.02%

2.                                       Footnote 5 on page 56 following the table beginning on page 55 in the section entitled “Portfolio Fees and Expenses” is hereby revised as follows:

(5)           DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of December 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.06%. Based upon the net assets as of May 31, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if DSL elects to renew it.

Example

Portfolio	1 Year	3 Years	5 Years	10 Years
ING American Century Small-Mid Cap Value	$104	$374	$664	$1,491

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.
ING PIMCO Total Return Portfolio
ING American Century Small-Mid Cap Value Portfolio

Supplement dated January 19, 2007
to the Initial Class, Service Class and Adviser Class
Statement of Additional Information (“SAI”)
dated April 28, 2006

Effective January 1, 2007, ING Funds Services, LLC (“IFS”), ING PIMCO Total Return Portfolio’s administrator, added breakpoints that lowered that Portfolio’s administrative fee.  Also, effective January 1, 2007, Directed Services, LLC (“DSL”), ING American Century Small-Mid Cap Value Portfolio’s investment adviser, implemented an expense limitation.  The SAI is hereby revised as follows:

ING PIMCO Total Return Portfolio

1.                                       The information relating to the ING PIMCO Total Return Portfolio in the table beginning on page 138 in the section entitled “Administrator” of the SAI is hereby deleted and replaced with the following:

Portfolio	Fee (as a percentage of average net assets)	Fee received by IFS
		(in dollars)
ING PIMCO Total Return	0.250% on the first $250 million of the Portfolio’s average daily net assets; 0.100% on the next $100 million of the Portfolio’s average daily net assets; 0.050% on the next $100 million of the Portfolio’s average daily net assets; and 0.030% on assets thereafter.	$1,204,616

ING American Century Small-Mid Cap Value Portfolio

1.               The table on page 138 in the section entitled “Expense Limitation Agreements” of the SAI is hereby revised to include:

Portfolio	Adviser Class	Service Class	Initial Class

ING American Century Small-Mid Cap Value	1.52%	1.27%	1.02%

2.               The second paragraph following the table on page 138 in the section entitled “Expense Limitation Agreements” of the SAI is hereby deleted and replaced with the following:

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007 for each Portfolio listed above except ING Fundamental Research and ING American Century Small-Mid Cap Value.  The expense limitation for ING Fundamental Research and for ING American Century Small-Mid Cap Value shall continue until May 1, 2008.  The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless DSL provides written notice of termination of the agreement to the Independent Chairperson of the Board within ninety (90) days’ of the end of the then-current term for that Portfolio or upon termination of the Investment Management Agreement.  Each Expense Limitation Agreement may also be terminated by the Company, without payment of any penalty, upon written notice to DSL at its principal place of business within ninety (90) days’ of the end of the then-current term for a Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE